Segment information - Summary of Revenue by Geographic Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	€ 17,186	€ 15,673	€ 13,247
United States
Disclosure of operating segments [line items]
Revenue	6,470	6,136	5,225
Luxembourg
Disclosure of operating segments [line items]
Revenue	13	10	9
Other countries
Disclosure of operating segments [line items]
Revenue	€ 10,703	€ 9,527	€ 8,013